Short term investments, deposits and other assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Short term investments, deposits and other assets

(13)	Short term investments, deposits and other assets
Short term investments, deposits and other assets as of December 31, 2020 and 2019 are as follows:

	Notes	December 31, 2020	December 31, 2019
Short term investments (1)		$42,919	$55,440

Total		$42,919	$55,440

Deposits and other assets – short term:
Deposits with lessors (2)		$19,944	$11,963
Guarantee deposits (3)		6,509	8,657
Others (4)		11,091	18,030

Subtotal		37,544	38,650
Fair value of derivative instruments	31	—	525

Total		$37,544	$39,175

Deposits and other assets – long term:
Deposits with lessors (2)		$41,098	$35,374
Long term investments		1,339	—
Guarantee deposits (3)		12,262	10,032
Others (4)		848	8,657

Subtotal		55,547	54,063
Fair value of derivative instruments	31	—	11

Total		$55,547	$54,074

(1)
The short-term classification corresponds to funds invested for terms of less than one year; Excess cash in treasury is invested in accordance with the Group’s Investment Policy. Otherwise they are classified as long term.

(2)
Corresponds mainly to maintenance deposits in connection with leased aircraft. These deposits are applied to future maintenance event costs and are calculated on the basis of a performance measure, such as flight hours or cycles. They are specifically intended to guarantee maintenance events on leased aircraft.

Maintenance deposits paid do not transfer the obligation to maintain aircraft or the costs associated with maintenance activities.

(3)	Corresponds mainly to amounts paid to suppliers in connections with leasehold of airport facilities, among other service agreements.
(4)	Corresponds mainly to other security deposits, national tax refund titles and deferred charges and deferred charge.